UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Contrarian Capital Management, L.L.C.

Address:  411 West Putnam Avenue
          Suite 225
          Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jon R. Bauer
Title:    Managing Member
Phone:    (203) 862-8200

Signature, Place and Date of Signing:


/s/ Jon R. Bauer              Greenwich, Connecticut        November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total: $194,492
                                        (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name

1.        028-11156                Contrarian Equity Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2008
COLUMN 1                           COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                              VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE  SHARED   NONE
--------------                 --------------     -----       -------   -------   --- ----   ----------   -----  ----  ------   ----
AMERICAN WTR WKS CO INC NEW          COM         030420103    8,950       416,261 SH         DEFINED       1           X
ANNALY CAP MGMT INC                  COM         035710409    8,756       651,000 SH         DEFINED       1           X
C&D TECHNOLOGIES INC                 COM         124661109    2,272       400,000 SH         DEFINED       1           X
COMPANHIA VALE DO RIO DOCE       SPON ADR PFD    204412100    1,416        80,000 SH          SOLE        NONE   X
CIT GROUP INC                  UNIT 99/99/9999   125581405    1,270       145,100 SH          SOLE        NONE   X
CITADEL BROADCASTING CORP            COM         17285T106    3,735     4,788,644 SH         DEFINED       1           X
COMCAST CORP NEW                     CL A        20030N101   12,602       642,000 SH          SOLE        NONE   X
DDI CORP                        COM 0.0001 NEW   233162502    1,881       361,738 SH         DEFINED       1           X
DELTA AIR LINES INC DEL            COM NEW       247361702    9,589     1,287,058 SH          SOLE        NONE   X
DR PEPPER SNAPPLE GROUP INC          COM         26138E109    6,276       237,000 SH          SOLE        NONE   X
FIDELITY NATL INFORMATION SV         COM         31620M106    1,071        58,000 SH          SOLE        NONE   X
FIDELITY NATIONAL FINANCIAL          CL A        31620R105   12,013       817,216 SH          SOLE        NONE   X
GENTEK INC                         COM NEW       37245X203    4,727       183,864 SH         DEFINED       1           X
GMX RES INC                          COM         38011M108    1,450        30,334 SH          SOLE        NONE   X
GREENHILL & CO INC                   COM         395259104    1,475        20,000 SH         DEFINED       1           X
HERCULES OFFSHORE INC                COM         427093109    1,885       124,341 SH          SOLE        NONE   X
HUDSON CITY BANCORP                  COM         443683107    3,444       186,642 SH          SOLE        NONE   X
ICONIX BRAND GROUP INC               COM         451055107      968        74,012 SH          SOLE        NONE   X
INTERNATIONAL COAL GRP INC N         COM         45928H106    8,280     1,326,929 SH          SOLE        NONE   X
ISHARES INC                      MSCI BRAZIL     464286400    2,112        37,500 SH          SOLE        NONE   X
LENDER PROCESSING SVCS INC           COM         52602E102    1,526        50,000 SH          SOLE        NONE   X
MICROSOFT CORP                       COM         594918104    2,669       100,000 SH         DEFINED       1           X
MOTOROLA INC                         COM         620076109    2,578       361,000 SH         DEFINED       1           X
NEWS CORP                            CL B        65248E203    2,284       188,000 SH         DEFINED       1           X
NORTHWEST AIRLS CORP                 COM         667280408    6,438       712,902 SH          SOLE        NONE   X
NRG ENERGY INC                     COM NEW       629377508      990        40,000 SH          SOLE        NONE   X
OWENS CORNING NEW                    COM         690742101    7,204       301,305 SH          SOLE        NONE   X
PEOPLES UNITED FINANCIAL INC         COM         712704105    3,056       158,760 SH          SOLE        NONE   X
RITE AID CORP                        COM         767754104    2,907     3,460,619 SH          SOLE        NONE   X
SPDR GOLD TRUST                    GOLD SHS      78463V107      595         7,000 SH          SOLE        NONE   X
STAR SCIENTIFIC INC                  COM         85517P101      409       115,000 SH          SOLE        NONE   X
TELECOM ARGENTINA S A           SPON ADR REP B   879273209    1,103        90,000 SH          SOLE        NONE   X
TIME WARNER CABLE INC                CL A        88732J108   17,303       714,996 SH          SOLE        NONE   X
TRANSPORTADORA DE GAS SUR         SPON ADR B     893870204      227       385,000 SH          SOLE        NONE   X
TRAVELCENTERS OF AMERICA LLC         COM         894174101    2,616       917,769 SH         DEFINED       1           X
UAL CORP                           COM NEW       902549807    3,174       361,045 SH          SOLE        NONE   X
PROSHARES TR                     REAL EST PRO    74347R552    1,732        22,500 SH          SOLE        NONE   X
USA MOBILITY INC                     COM         90341G103   21,918     1,992,540 SH         DEFINED       1           X
U S G CORP                         COM NEW       903293405   12,662       494,615 SH          SOLE        NONE   X
WARREN RES INC                       COM         93564A100    3,390       339,701 SH          SOLE        NONE   X
WELLPOINT INC                        COM         94973V107    2,619        56,000 SH         DEFINED       1           X
YAHOO INC                            COM         984332106    2,922       168,900 SH         DEFINED       1           X

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